Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments Accounted For Using Equity Method [Abstract]
Investments in associates	¥ 422	¥ 190
Investments in joint ventures	67	46
Investments accounted for using equity method	¥ 489	¥ 236	¥ 378